Convertible Redeemable Participating Preferred Shares - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended		0 Months Ended						1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2013	Jul. 31, 2012	Apr. 22, 2014	Apr. 12, 2012	Jun. 11, 2012	Jul. 13, 2012	Oct. 08, 2013	Dec. 16, 2014	Dec. 31, 2014
Temporary Equity [Line Items]
Deem dividend	$ 57,663	$ 8,120	$ 3,093
Initial conversion ratio	1
Qualified IPO, minimum proceeds	50,000											50,000
Series A-1 and Series A-2 Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Deem dividend	30,910	524	363
Percentage of distributions shall be made to preferred shareholders in event of liquidation	150.00%											150.00%
Percentage of redemption price on initial purchase price	150.00%
Series A-3 Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Deem dividend	544	509	265
Percentage of distributions shall be made to preferred shareholders in event of liquidation	100.00%											100.00%
Percentage of redemption price on initial purchase price	125.00%
Series A-3 Convertible Redeemable Participating Preferred Shares [Member] | Dividend Declared [Member]
Temporary Equity [Line Items]
Preferred shares, dividend rate	8.00%
Convertible participating redeemable preferred shares, subscription price	$ 0.20204
Series B Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable participating preferred stock, issued per conversion				10,079,373	4,894,500
Deem dividend	3,116	5,652	2,465
Percentage of distributions shall be made to preferred shareholders in event of liquidation	100.00%											100.00%
Percentage of redemption price on initial purchase price	125.00%
Series B Convertible Redeemable Participating Preferred Shares [Member] | Dividend Declared [Member]
Temporary Equity [Line Items]
Preferred shares, dividend rate	8.00%
Series A-1 Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible preferred stock shares converted				10,079,373	4,894,500
Deem dividend						30,293
Repurchase of preferred shares						7,298,857
Repurchase of preferred shares, value						30,750
Series A-1 Convertible Redeemable Participating Preferred Shares [Member] | Dividend Declared [Member]
Temporary Equity [Line Items]
Preferred shares, dividend rate	8.00%
Convertible participating redeemable preferred shares, subscription price	$ 0.04714
Series B Preferred Stock Redesignated From Series A-1 Preferred Stock [Member]
Temporary Equity [Line Items]
Deem dividend		2,766	1,361
Series C Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Deem dividend	5,596	1,435
Percentage of distributions shall be made to preferred shareholders in event of liquidation	130.00%											130.00%
Percentage of redemption price on initial purchase price	125.00%
Series C Convertible Redeemable Participating Preferred Shares [Member] | Dividend Declared [Member]
Temporary Equity [Line Items]
Preferred shares, dividend rate	8.00%
Convertible participating redeemable preferred shares, subscription price	$ 1.2497
Series D Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Deem dividend	17,497
Percentage of distributions shall be made to preferred shareholders in event of liquidation	130.00%											130.00%
Percentage of redemption price on initial purchase price	125.00%
Series D Convertible Redeemable Participating Preferred Shares [Member] | Dividend Declared [Member]
Temporary Equity [Line Items]
Preferred shares, dividend rate	8.00%
Convertible participating redeemable preferred shares, subscription price	$ 4.84627
Series A-2 Convertible Redeemable Participating Preferred Shares [Member] | Dividend Declared [Member]
Temporary Equity [Line Items]
Preferred shares, dividend rate	8.00%
Convertible participating redeemable preferred shares, subscription price	$ 0.13469
Preferred Stock Other Than Series B Preferred Stock Redesignated From Series A-1 Preferred Stock[Member].
Temporary Equity [Line Items]
Deem dividend	57,663	5,354	1,732
Investor [Member] | Series B Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable participating preferred stock, shares issued				10,079,373	4,894,500
Aggregate proceeds from issuance of convertible redeemable participating preferred shares				4,280	1,400
Convertible redeemable participating preferred stock, issued price per share				0.425	0.286
Private Placement [Member] | Series A-1 and Series A-2 Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable participating preferred stock, shares issued							53,454,550
Aggregate proceeds from issuance of convertible redeemable participating preferred shares							2,100
Private Placement [Member] | Series A-3 Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable participating preferred stock, shares issued								19,797,980
Aggregate proceeds from issuance of convertible redeemable participating preferred shares								4,000
Private Placement [Member] | Series B Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable participating preferred stock, shares issued									55,063,140
Aggregate proceeds from issuance of convertible redeemable participating preferred shares									18,006
Private Placement [Member] | Series C Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable participating preferred stock, shares issued										36,008,642
Aggregate proceeds from issuance of convertible redeemable participating preferred shares										45,000
Private Placement [Member] | Series D Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable participating preferred stock, shares issued						43,693,356
Aggregate proceeds from issuance of convertible redeemable participating preferred shares						$ 211,750
IPO [Member] | Class A Common Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock shares converted											200,718,811	200,718,811